                                                           2001 ANNUAL REPORT

                                                           DECEMBER 31, 2001

[MORGAN STANLEY LOGO]

MORGAN STANLEY EMERGING MARKETS FUND, INC.

MORGAN STANLEY
INVESTMENT MANAGEMENT INC.
INVESTMENT ADVISER

MORGAN STANLEY EMERGING MARKETS FUND, INC.

DIRECTORS AND OFFICERS
Barton M. Biggs
CHAIRMAN OF THE BOARD OF DIRECTORS

Ronald E. Robison
PRESIDENT AND DIRECTOR

John D. Barrett II
DIRECTOR

Thomas P. Gerrity
DIRECTOR

Gerard E. Jones
DIRECTOR

Joseph J. Kearns
DIRECTOR

Vincent R. McLean
DIRECTOR

C. Oscar Morong, Jr.
DIRECTOR

William G. Morton, Jr.
DIRECTOR

Michael Nugent
DIRECTOR

Fergus Reid
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT

Lorraine Truten
VICE PRESIDENT

James A. Gallo
TREASURER

Mary E. Mullin
SECRETARY

Belinda A. Brady
ASSISTANT TREASURER

INVESTMENT ADVISER
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

ADMINISTRATOR
JPMorgan Chase Bank
73 Tremont Street
Boston, Massachusetts 02108

CUSTODIAN
JPMorgan Chase Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

SHAREHOLDER SERVICING AGENT
Boston Equiserve
Investor Relations Department
P.O. Box 644
Boston, Massachusetts 02102-0644
(800) 730-6001

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.morganstanley.com/im.

                                      MORGAN STANLEY EMERGING MARKET FUNDS, INC.

                                      OVERVIEW

LETTER TO SHAREHOLDERS

For the year ended December 31, 2001, the Morgan Stanley Emerging Markets Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of -3.17% compared with -2.62% for the Morgan Stanley Capital International (MSCI) Emerging Markets Free Net Index and -2.37% for the Morgan Stanley Capital International (MSCI) Emerging Markets Free Gross Index. On December 31, 2001, the closing price of the Fund's shares on the New York Stock Exchange was $8.63, representing an 19.2% discount to the Fund's net asset value per share.

MARKET OVERVIEW

For the 12 months ending December 2001, the Emerging Markets Equity Portfolio underperformed the benchmark due to stock selection in Brazil, South Korea and Israel. Stock selection in Taiwan, Mexico, India, South Africa and Russia were positive contributors. On a country allocation basis our overweight position in Israel (-31.4% for the 12 months ending December) coupled with our underweight stance in Taiwan (+10.0%) and Malaysia (+4.6%) reduced positive contributions from country allocations in South Korea (+48.0%), Greece (-16.8%), Russia (+55.5%), Argentina (-19.7%) and Mexico (+18.4%).

During the first quarter of 2001, investors witnessed a continuation of the global stock market correction of 2000. While there was a sharp rally in January as Latin and other Emerging Markets posted double-digit returns on the back of interest rate cuts in the U.S. and a pick-up in global equity markets, the good news was short-lived. February and March were difficult months for global markets. Investors remained focussed on the slowing pace of global economic growth. Additionally, profit downgrades and earnings disappointments further depressed investor sentiment. Emerging Markets rebounded during the second quarter of 2001 led by strong country gains in Russia (+27.2%), Mexico (+20.5%) and South Korea (+15.7%). Several U.S. interest rate cuts coupled with positive economic data from Russia and M&A activity in Mexico fueled gains within Emerging Markets. In the third quarter of 2001, Emerging Market equities fell sharply along with global equity markets in the aftermath of the September 11 attacks in the U.S., driven by heightened risk aversion and a deteriorating economic outlook. During September, the Emerging Markets fell 15.5% and ended the third quarter down 21.7%. Earlier in the third quarter, markets were led lower due to default fears in Argentina and downward revisions in corporate earnings, particularly in telecommunication and technology stocks. In the fourth quarter of 2001 equities rebounded from the sharp downturn that followed the events of September 11. Emerging Market equities hit a low on September 21, 2001 and since then they have rallied 29.6% through the end of the year. Fueled by encouraging U.S. economic data, market sentiment improved as expectations grew for a U.S.-led global economic recovery in 2002. Global monetary easing, success in Afghanistan, and the fall in energy prices have all helped to support an economic recovery story in the U.S.

In terms of Portfolio positioning, during the first half of 2001, we exited Argentina given its debt obligation troubles, currency exchange manipulations, and political ineffectiveness, all resulting in negative investor sentiment. In Asia, we added to our overweight in China given its low dependence to exports and relatively strong domestic economy.

In Emerging Europe, Middle East and Africa, we sold out of Greece subsequent to its exit from the Index. Additionally, we moved from an overweight to neutral position in Israel locking in gains in some of our technology names in April and given the continued Mid East conflict. Prior to September 11, our concern over the near-term global environment resulted in a Fund consisting of high quality growth-oriented stocks complemented by stocks offering a relatively stable earnings outlook. As a result, during the third quarter, the Portfolio did not experience any significant changes. However, following the September sell-off in the market, we took the opportunity to add a small amount to quality growth stocks which are likely to be long-term winners such as Samsung Electronics, SK Telecom and Taiwan Semiconductor. Overall no major country allocation changes were made during the fourth quarter. However our decision, following MSCI changes, to maintain the Portfolio's absolute weights in Mexico, Malaysia and Chile led to increases in their relative weights within the Portfolio. On a sector basis, in South Africa where the local currency depreciated 24.9% in the fourth quarter, we shifted from domestic oriented companies such as banks in favor of export-oriented commodity stocks that are expected to benefit from a weak currency.

MARKET OUTLOOK

While we remain positive in the intermediate and long-term, we believe a trading range environment is likely near-term given our expectations that the pace of the recent rally will slow and potentially reverse in order to be in line with fundamentals. Nevertheless, this near-term trading environment does not change our positive long-term posture given the strong liquidity, cheap valuations and corporate restructuring which should continue to support selected Emerging Market countries. We believe the cyclical bottom is forming in the U.S. and as a result maintain our global view that the turnaround in growth (and thus Emerging Markets) has begun to point to an (anemic) recovery.

Sincerely,
/s/ Ronald E. Robison

Ronald E. Robison
President and Director

                                                                    January 2002

THE FUND ANNOUNCED IN FEBRUARY, 2002 THAT IT WILL BE MANAGED BY THE EMERGING MARKETS TEAM. CURRENT MEMBERS OF THE TEAM INCLUDE NARAYAN RAMACHANDRAN, MANAGING DIRECTOR, RUCHIR SHARMA, EXECUTIVE DIRECTOR, ASHUTOSH SINHA, EXECUTIVE DIRECTOR AND MICHAEL L. PEARL, EXECUTIVE DIRECTOR. MR. RAMACHANDRAN WAS PREVIOUSLY A CO-PORTFOLIO MANAGER OF THE FUND.

                                      MORGAN STANLEY EMERGING MARKET FUNDS, INC.

                                      DECEMBER 31, 2001

INVESTMENT SUMMARY
Historical Information (Unaudited)

                                                             TOTAL RETURN (%)
                 ----------------------------------------------------------------------------------------------------
                        MARKET VALUE(1)            NET ASSET VALUE(2)          INDEX(3)               INDEX(4)
                 ----------------------------------------------------------------------------------------------------
                                    AVERAGE                    AVERAGE               AVERAGE                AVERAGE
                 CUMULATIVE          ANNUAL   CUMULATIVE        ANNUAL  CUMULATIVE    ANNUAL   CUMULATIVE    ANNUAL
---------------------------------------------------------------------------------------------------------------------
One Year              -1.37%          -1.37%       -3.17%        -3.17%      -2.62%    -2.62%       -2.37%    -2.37%
Five Year             -8.31           -1.72         0.16          0.03      -25.97     -5.84       -25.59     -5.74
Ten Year              65.07            5.14       101.36          7.25       34.33      3.00        35.02      3.05
Since Inception*      70.21            5.37       110.65          7.60       47.20      3.88        47.96      3.93

Past performance is not predictive of future performance.

[CHART OF RETURNS AND PER SHARE INFORMATION]

Returns and Per Share Information

                                                                         YEAR ENDED DECEMBER 31,
                                   ----------------------------------------------------------------------------------------------
                                     1992      1993     1994     1995      1996     1997     1998     1999       2000      2001
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share          $16.74    $28.20   $20.30   $14.69    $15.69  $ 15.52  $ 10.33  $ 21.26    $ 11.03    $10.68
---------------------------------------------------------------------------------------------------------------------------------
Market Value Per Share             $18.13    $31.63   $21.50   $15.50    $13.88  $ 13.06  $  8.13  $ 16.31    $  8.75    $ 8.63
---------------------------------------------------------------------------------------------------------------------------------
Premium/(Discount)                    8.3%     12.2%    5.9%      5.5%    -11.5%   -15.9%   -21.3%   -23.3%     -20.7%    -19.2%
---------------------------------------------------------------------------------------------------------------------------------
Income Dividends                   $ 0.01        --       --      --     $ 0.05  $  0.01  $  0.11       --         --        --
---------------------------------------------------------------------------------------------------------------------------------
Capital Gains Distributions        $ 0.01    $ 1.49   $ 6.50   $ 1.29    $ 0.98  $  0.01  $  2.18       --    $  2.31        --
---------------------------------------------------------------------------------------------------------------------------------
Fund Total Return(2)                13.94%    95.22%+  -5.33%  -16.30%+   13.84%   -0.97%  -19.61%  105.81%    -36.74%    -3.17%
---------------------------------------------------------------------------------------------------------------------------------
Index Total Return(3)               11.40%    74.84%   -7.32%   -5.21%     6.03%  -11.59%  -25.34%   66.48%    -30.97%    -2.62%
---------------------------------------------------------------------------------------------------------------------------------
Index Total Return(4)               11.40%    74.84%   -7.32%   -5.21%     6.03%  -11.59%  -25.34%   66.41%    -30.57%    -2.37%
---------------------------------------------------------------------------------------------------------------------------------

(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The Morgan Stanley Capital International Emerging Markets Free Net Index is a market capitalization weighted index comprised of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa. Dividends are assumed to be reinvested after deduction of withholding tax, applying the rate applicable to non-resident individuals who do not benefit from double taxation treaties.
(4) The Morgan Stanley Capital International Emerging Markets Free Gross Index is a market capitalization weighted index comprised of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa. Dividends are assumed to be gross of withholding tax and net of any domestic tax credits.
  * The Fund commenced operations on November 1, 1991.
  + This return does not include the effect of the rights issued in connection with the rights offering.
     FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY. IN ADDITION, INVESTING IN EMERGING MARKETS MAY INVOLVE A RELATIVE HIGHER DEGREE OF VOLATILITY.

                                      MORGAN STANLEY EMERGING MARKET FUNDS, INC.

                                      DECEMBER 31, 2001
PORTFOLIO SUMMARY
ALLOCATION OF TOTAL INVESTMENTS

[CHART]

                  Equity Securities                   96.1%
                  Short-Term Investments               3.9

INDUSTRIES

[CHART]

                  Semiconductor Equipment
                  & Products                          12.2%
                  Banks                               10.8
                  Wireless
                  Telecommunication Services          10.3
                  Metals & Mining                      8.7
                  Diversified
                  Telecommnication Services            7.9
                  Oil & Gas                            7.6
                  Electric Utilities                   4.4
                  Pharmaceuticals                      3.1
                  Beverages                            2.6
                  Diversified Financials               2.4
                  Other                               30.0

COUNTRY WEIGHTINGS

[CHART]

                  South Korea                         19.3%
                  Taiwan                              12.9
                  Mexico                              11.4
                  South Africa                         9.4
                  Brazil                               9.4
                  India                                6.4
                  Russia                               5.5
                  China/Hong Kong                      5.4
                  Israel                               3.7
                  Malaysia                             3.2
                  Other                               13.4

TEN LARGEST HOLDINGS*

                                                       PERCENT OF
                                                       NET ASSETS
-----------------------------------------------------------------
1.  Samsung Electronics Co., Ltd. (South Korea)       5.2%
2.  Taiwan Semiconductor Manufacturing Co.,
    Ltd. (Taiwan)                                     4.1
3.  Telmex (Mexico)                                   3.1
4.  Anglo American plc (South Africa)                 3.1
5.  China Mobile (Hong Kong) Ltd. (China/Hong kong)   2.9
6.  SK Telecom Co., Ltd. (South Korea)                2.4
7.  Petrobras SA (Brazil)                             2.1
8.  United Microelectronics Corp. (Taiwan)            2.0
9.  Unified Energy Systems (Russia)                   2.0
10. America Movil SA de CV (Mexico)                   1.8
                                                     ----
                                                     28.7%
                                                     ====

    * Excludes short-term investments

                                      MORGAN STANLEY EMERGING MARKET FUNDS, INC.

                                      FINANCIAL STATEMENTS
                                      DECEMBER 31, 2001

STATEMENT OF NET ASSETS

                                                                      VALUE
                                                    SHARES            (000)
---------------------------------------------------------------------------
COMMON STOCKS (95.9%)
(UNLESS OTHERWISE NOTED)
===========================================================================
BRAZIL (9.4%)
AEROSPACE & DEFENSE
  Embraer ADR                                       19,401        $     429
---------------------------------------------------------------------------
BANKS
  Banco Bradesco (Preferred)                    68,995,143              373
  Banco Brandesco SA                                15,756              405
  Banco Nacional SA (Preferred)                 61,598,720 (a,b)         --@
  Banco Itau SA (Preferred)                     17,273,000            1,315
  Unibanco SA (Preferred) GDR                       29,185              651
---------------------------------------------------------------------------
                                                                      2,744
---------------------------------------------------------------------------
BEVERAGES
  Companhia de Bebidas
    das Americas                                 1,346,000              278
  Companhia de Bebidas ADR
    das Americas                                    68,860            1,397
---------------------------------------------------------------------------
                                                                      1,675
---------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Brasil Telecom Participacoes
    SA (Preferred)                             134,712,445            1,061
  Brasil Telecom Participacoes
    SA (Preferred) ADR                              10,882              451
  Brasil Telecom SA (Preferred)                 75,395,048              431
  Embratel SA (Preferred)                       59,379,000              254
  Tele Norte Leste
    Participacoes SA
    (Preferred) ADR                                 15,400              241
  Telemar Norte Leste SA                        17,397,000              452
---------------------------------------------------------------------------
                                                                      2,890
---------------------------------------------------------------------------
ELECTRIC UTILITIES
  CEMIG SA (Preferred)                          47,208,127              674
  CEMIG SA ADR                                      36,663 (c)          531
  Eletrobras                                    10,327,000              149
  Eletrobras (Preferred) 'B'                    25,980,000              351
  Eletrobras (Preferred) ADR                           800                5
---------------------------------------------------------------------------
                                                                      1,710
---------------------------------------------------------------------------
METALS & MINING
  CVRD (Preferred) 'A'                              43,251            1,005
  CVRD (Preferred) ADR                              60,589            1,431
---------------------------------------------------------------------------
                                                                      2,436
---------------------------------------------------------------------------
MULTILINE RETAIL
  Lojas Arapua SA (Preferred)                   30,412,000 (a,b,c)       --@
  Lojas Arapua SA (Preferred) ADR                   31,540 (a,b,c)       --@
---------------------------------------------------------------------------
                                                                         --@
---------------------------------------------------------------------------
OIL & GAS
  Petrobras SA (Preferred)                          79,619        $   1,762
  Petrobras SA (Preferred) ADR                      45,370            1,009
  Petrobras SA ADR                                  62,030            1,445
---------------------------------------------------------------------------
                                                                      4,216
---------------------------------------------------------------------------
PAPER & FOREST PRODUCTS
  Votorantim Celulose e Papel SA ADR                32,300 (a)          570
---------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  Celular CRT (Preferred) `A'                    5,346,547            1,154
  Tele Celular Sul (Preferred)                 137,409,345              215
  Tele Celular Sul ADR                              10,807              177
  Telemig Celular SA (Preferred)               105,371,305              191
  Telemig Celular SA ADR                             3,343              126
  Telesp Celular SA (Preferred) 'B'             60,534,935              223
  Telesp Celular SA ADR                             13,733              127
---------------------------------------------------------------------------
                                                                      2,213
---------------------------------------------------------------------------
                                                                     18,883
===========================================================================
CHILE (0.4%)
DIVERSIFIED TELECOMMUNICATION SERVICES
  Telefonica CTC Chile ADR                          49,740 (a)          669
---------------------------------------------------------------------------
ELECTRIC UTILITIES
  Enersis SA ADR                                    12,900              172
---------------------------------------------------------------------------
                                                                        841
===========================================================================
CHINA/HONG KONG (5.4%)
AIRLINES
  Beijing Capital International
    Airport Co., Ltd.                            1,287,000              304
---------------------------------------------------------------------------
AUTOMOBILES
  Denway Motors Ltd.                             1,352,100              420
---------------------------------------------------------------------------
COMPUTERS & PERIPHERALS
  Legend Holdings Ltd.                             222,000              113
---------------------------------------------------------------------------
ELECTRIC UTILITIES
  Beijing Datang Power Gen. Co.,
    Ltd.                                         1,071,000              343
  Huaneng Power International,
    Inc., 'H'                                      610,000              368
---------------------------------------------------------------------------
                                                                        711
---------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES
  China Merchants Holdings
    International Co., Ltd.                        533,000              342
  Citic Pacific Ltd.                               347,000              772
---------------------------------------------------------------------------
                                                                      1,114
---------------------------------------------------------------------------
METALS & MINING
  Aluminum Corporation of China Ltd.             2,822,000 (a)          492
===========================================================================

    The accompanying notes are an integral part of the financial statements.

                                                                              5

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      FINANCIAL STATEMENTS
                                      DECEMBER 31, 2001

STATEMENT OF NET ASSETS (CONT'D)
                                                                        VALUE
                                                      SHARES            (000)
-----------------------------------------------------------------------------
CHINA/HONG KONG (CONTINUED)
OIL & GAS
  China Petroleum & Chemical Corp.                 2,536,000        $     348
  CNOOC Ltd.                                       1,017,000              959
  PetroChina Company Ltd.                          1,934,000              342
-----------------------------------------------------------------------------
                                                                        1,649
-----------------------------------------------------------------------------
SOFTWARE
  Travelsky Technology Ltd.                          538,000 (a)          414
-----------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  China Mobile (Hong Kong) Ltd. ADR                1,635,000 (a)        5,755
-----------------------------------------------------------------------------
                                                                       10,972
=============================================================================
CZECH REPUBLIC (0.1%)
DIVERSIFIED TELECOMMUNICATION SERVICES
  Cesky Telecom AS                                    19,500              199
=============================================================================
HUNGARY (1.8%)
BANKS
  OTP Bank Rt                                         15,969              960
  OTP Bank Rt. GDR                                     7,400 (a)          439
-----------------------------------------------------------------------------
                                                                        1,399
-----------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Matav Rt                                           100,736              332
  Matav Rt. ADR                                       23,699              403
-----------------------------------------------------------------------------
                                                                          735
-----------------------------------------------------------------------------
OIL & GAS
  MOL Magyar Olaj-es Gazipari Rt                      25,357              459
  MOL Magyar Olaj-es Gazipari Rt. GDR                    710               13
-----------------------------------------------------------------------------
                                                                          472
-----------------------------------------------------------------------------
PHARMACEUTICALS
  Gedeon Richter Rt                                   13,748              754
  Gedeon Richter Rt. GDR                               6,273              342
-----------------------------------------------------------------------------
                                                                        1,096
-----------------------------------------------------------------------------
                                                                        3,702
=============================================================================
INDIA (5.7%)
AUTO COMPONENTS
  Apollo Tyres Ltd.                                       50               --@
-----------------------------------------------------------------------------
AUTOMOBILES
  Hero Honda Motors Ltd.                             164,300              854
-----------------------------------------------------------------------------
BANKS
  HDFC Bank Ltd.                                      46,700              218
  HDFC Bank Ltd. ADR                                  23,700 (a)          345
  State Bank of India Ltd.                           224,050              848
  State Bank of India Ltd. GDR                         2,700               22
-----------------------------------------------------------------------------
                                                                        1,433
=============================================================================
CHEMICALS
  Reliance Industries Ltd.                            67,133        $     425
-----------------------------------------------------------------------------
CONSTRUCTION MATERIALS
  Gujarat Ambuja Cements Ltd.                        114,500              451
-----------------------------------------------------------------------------
DIVERSIFIED FINANCIALS
  Housing Development Finance Corp., Ltd.             52,010              715
  Housing Development Finance Corp., Ltd.                 90                1
-----------------------------------------------------------------------------
                                                                          716
-----------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Mahanagar Telephone Nigam Ltd.                     211,930              557
  Mahanagar Telephone Nigam Ltd. GDR                  38,800 (a)          233
-----------------------------------------------------------------------------
                                                                          790
-----------------------------------------------------------------------------
ELECTRIC UTILITIES
  BSES Ltd.                                           47,500              195
  Tata Power Co., Ltd.                                63,514              158
-----------------------------------------------------------------------------
                                                                          353
-----------------------------------------------------------------------------
ELECTRICAL EQUIPMENT
  Bharat Heavy Electricals Ltd.                      140,700              410
-----------------------------------------------------------------------------
HOUSEHOLD PRODUCTS
  Colgate-Palmolive (India) Ltd.                      73,190              253
  Hindustan Lever Ltd.                               285,000            1,322
-----------------------------------------------------------------------------
                                                                        1,575
-----------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES
  India Info.com PCL                                 116,052 (a,b,c)       27
-----------------------------------------------------------------------------
IT CONSULTING & SERVICES
  Infosys Technologies Ltd.                           11,700              989
  Wipro Ltd.                                           6,000              199
  Wipro Ltd. ADR                                       6,000              220
-----------------------------------------------------------------------------
                                                                        1,408
-----------------------------------------------------------------------------
MEDIA
  Zee Telefilms Ltd.                                  79,600              184
-----------------------------------------------------------------------------
METALS & MINING
  Tata Iron & Steel Co., Ltd.                        139,030              251
-----------------------------------------------------------------------------
OIL & GAS
  Bharat Petroleum Corp., Ltd.                        69,350              272
  Hindustan Petroleum Corp., Ltd.                     82,500              239
-----------------------------------------------------------------------------
                                                                          511
=============================================================================

    The accompanying notes are an integral part of the financial statements.

6


                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      FINANCIAL STATEMENTS
                                      DECEMBER 31, 2001

STATEMENT OF NET ASSETS(CONT'D)
                                                                        VALUE
                                                      SHARES            (000)
-----------------------------------------------------------------------------
INDIA (CONTINUED)
PHARMACEUTICALS
  Cipla Ltd.                                          14,550        $     343
  Dabur (India) Ltd.                                 134,000              189
  Dr. Reddy's Laboratories Ltd.                       28,300              542
  Ranbaxy Laboratories Ltd.                           15,000              215
  Strides Arcolab Ltd.                                31,000 (c)           41
-----------------------------------------------------------------------------
                                                                        1,330
-----------------------------------------------------------------------------
ROAD & RAIL
  Container Corporation of India Ltd.                107,600              328
-----------------------------------------------------------------------------
TOBACCO
  ITC Ltd.                                            13,800              194
  ITC Ltd. GDR                                        14,750              228
-----------------------------------------------------------------------------
                                                                          422
-----------------------------------------------------------------------------
                                                                       11,468
=============================================================================
INDONESIA (1.3%)
AUTOMOBILES
  PT Astra International Tbk                       3,054,000 (a)          573
-----------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  PT Telekomunikasi Indonesia                      3,058,500              941
-----------------------------------------------------------------------------
TOBACCO
  PT Hanjaya Mandala Sampoerna Tbk                 3,580,000            1,101
-----------------------------------------------------------------------------
                                                                        2,615
=============================================================================
ISRAEL (3.7%)
AEROSPACE & DEFENSE
  Elbit Systems Ltd.                                   8,501              160
-----------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
  Alvarion Ltd.                                       39,425 (a)          145
  ECI Telecom Ltd.                                   188,032 (a)        1,010
-----------------------------------------------------------------------------
                                                                        1,155
-----------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES
  RADVision Ltd.                                      51,914 (a)          394
  RADWARE Ltd.                                        31,391 (a)          408
-----------------------------------------------------------------------------
                                                                          802
-----------------------------------------------------------------------------
IT CONSULTING & SERVICES
  Check Point Software Technologies Ltd.              13,707 (a)          547
-----------------------------------------------------------------------------
PHARMACEUTICALS
  Teva Pharmaceutical Industries Ltd.                 12,420              762
  Teva Pharmaceutical Industries Ltd. ADR             47,333            2,917
-----------------------------------------------------------------------------
                                                                        3,679
-----------------------------------------------------------------------------
SOFTWARE
  TTI Team Telecom International Ltd.                 42,847 (a)        1,072
-----------------------------------------------------------------------------
                                                                        7,415
=============================================================================
MALAYSIA (3.2%)
BANKS
  Malayan Banking Bhd                                390,900        $     854
  Public Bank Bhd                                    854,300              562
-----------------------------------------------------------------------------
                                                                        1,416
-----------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING
  Gamuda Bhd                                         495,000              589
  IJM Corp. Bhd                                      132,000              148
-----------------------------------------------------------------------------
                                                                          737
-----------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Technology Resources Industries Bhd                741,000 (a)          563
  Telekom Malaysia Bhd                               249,000              675
-----------------------------------------------------------------------------
                                                                        1,238
-----------------------------------------------------------------------------
ELECTRIC UTILITIES
  Tenaga Nasional Bhd                                194,000              546
-----------------------------------------------------------------------------
HOTELS RESTAURANTS & LEISURE
  Magnum Corp. Bhd                                 1,035,000              580
  Resorts World Bhd                                  240,000              389
-----------------------------------------------------------------------------
                                                                          969
-----------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
  Malaysian Pacific Industries Bhd                    67,000              277
-----------------------------------------------------------------------------
TOBACCO
  British American Tobacco (Malaysia) Bhd             97,200              946
-----------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  Digi.com Bhd                                       268,995 (a)          354
-----------------------------------------------------------------------------
                                                                        6,483
=============================================================================
MEXICO (11.4%)
BANKS
  Bancomer 'O'                                     2,282,981 (a,c)      2,099
-----------------------------------------------------------------------------
BEVERAGES
  FEMSA ADR                                           14,398              498
  FEMSA UBD                                          449,775            1,526
  Grupo Modelo SA 'C'                                 61,000              137
-----------------------------------------------------------------------------
                                                                        2,161
-----------------------------------------------------------------------------
CONSTRUCTION MATERIALS
  Cemex SA ADR                                        18,536              458
  Cemex SA CPO                                       237,234            1,194
-----------------------------------------------------------------------------
                                                                        1,652
-----------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Telmex 'L' ADR                                     180,975            6,338
-----------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES
  Alfa SA 'A'                                        299,555              337
  Grupo Carso SA 'A1'                                112,074 (a)          374
-----------------------------------------------------------------------------
                                                                          711
=============================================================================

    The accompanying notes are an integral part of the financial statements.

                                                                              7


                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      FINANCIAL STATEMENTS
                                      DECEMBER 31, 2001

STATEMENT OF NET ASSETS(CONT'D)

                                                                        VALUE
                                                      SHARES            (000)
-----------------------------------------------------------------------------
MEXICO (CONTINUED)
MEDIA
  Grupo Televisa CPO GDR                              45,850 (a)    $   1,980
-----------------------------------------------------------------------------
MULTILINE RETAIL
  Grupo Sanborns SA 'B1'                              18,550 (a)           33
  Wal-mart de Mexico 'C'                             297,233              699
  Wal-mart de Mexico 'V'                             266,419              729
  Wal-mart de Mexico ADR                              28,162 (a)          768
-----------------------------------------------------------------------------
                                                                        2,229
-----------------------------------------------------------------------------
PAPER & FOREST PRODUCTS
  Kimberly-Clark de Mexico SA 'A'                    413,158            1,243
-----------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE
  Grupo Aeroportuario del Sureste SA ADR              38,250 (a)          589
  Grupo Aeroportuario del Sureste SA `B'             149,200 (a)          227
-----------------------------------------------------------------------------
                                                                          816
-----------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  America Movil SA de CV ADR                         190,127            3,704
-----------------------------------------------------------------------------
                                                                       22,933
=============================================================================
POLAND (2.3%)
BANKS
  Bank Polska Kasa Opieki SA                          45,049 (a)          908
-----------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Telekomunikacja Polska SA                           36,751 (a)          130
  Telekomunikacja Polska SA GDR                      216,317 (a)          757
-----------------------------------------------------------------------------
                                                                          887
-----------------------------------------------------------------------------
METALS & MINING
  KGHM Polska Miedz SA                                56,819              187
-----------------------------------------------------------------------------
MULTILINE RETAIL
  Eastbridge                                          33,600 (a,b)      2,259
-----------------------------------------------------------------------------
OIL & GAS
  Polski Koncern Naftowy                              98,481              472
-----------------------------------------------------------------------------
                                                                        4,713
=============================================================================
RUSSIA (5.4%)
ELECTRIC UTILITIES
  RAO Unified Energy Systems                          32,200              506
  Unified Energy Systems                             247,416            3,892
  Unified Energy Systems GDR                          11,000              171
-----------------------------------------------------------------------------
                                                                        4,569
=============================================================================
MEDIA
  Storyfirst Communications, Inc. 'C' (Preferred)        270 (a,b)  $      78
  Storyfirst Communications, Inc. 'D' (Preferred)        720 (a,b)        209
  Storyfirst Communications, Inc. 'E' (Preferred)        780 (a,b)        226
  Storyfirst Communications, Inc. 'F' (Preferred)        139 (a,b)         80
-----------------------------------------------------------------------------
                                                                          593
-----------------------------------------------------------------------------
OIL & GAS
  Gazprom ADR                                         15,700              156
  LUKoil Holdings ADR                                 23,911            1,172
  Surgutneftegaz ADR (Preferred)                      20,620              412
  Surgutneftegaz ADR                                 202,665            3,170
-----------------------------------------------------------------------------
                                                                        4,910
-----------------------------------------------------------------------------
PAPER & FOREST PRODUCTS
  Alliance Cellulose Ltd. 'B'                        156,075 (a,b)         --@
-----------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  AO VimpelCom ADR                                     8,660 (a)          226
  Mobile Telesystems ADR                              14,000              499
-----------------------------------------------------------------------------
                                                                          725
-----------------------------------------------------------------------------
                                                                       10,797
=============================================================================
SOUTH AFRICA (9.4%)
BANKS
  FirstRand Ltd.                                     217,220              135
  Nedcor Ltd.                                            634                7
  Standard Bank Investment Corp., Ltd.               134,880              351
-----------------------------------------------------------------------------
                                                                          493
-----------------------------------------------------------------------------
BEVERAGES
  South African Breweries plc                        169,030            1,114
  South African Breweries plc (London Shares)         43,503              297
-----------------------------------------------------------------------------
                                                                        1,411
-----------------------------------------------------------------------------
DIVERSIFIED FINANCIALS
  Barlow Ltd.                                        186,110              910
-----------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES
  Bidvest Group Ltd.                                 134,715 (a)          497
-----------------------------------------------------------------------------
INSURANCE
  Liberty Group Ltd.                                  38,720              178
  Sanlam Ltd.                                        682,310              523
-----------------------------------------------------------------------------
                                                                          701
=============================================================================

    The accompanying notes are an integral part of the financial statements.

8


                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      FINANCIAL STATEMENTS
                                      DECEMBER 31, 2001

STATEMENT OF NET ASSETS(CONT'D)

                                                                        VALUE
                                                      SHARES            (000)
-----------------------------------------------------------------------------
SOUTH AFRICA (CONTINUED)
METALS & MINING
  Anglo American Platinum Corp., Ltd.                 66,740        $   2,488
  Anglo American plc                                 272,540            4,166
  Anglo American plc (London Shares)                 142,728            2,163
  AngloGold Limited                                   15,703              553
  AngloGold Ltd. ADR                                  14,940              270
  Harmony Gold Mining Co., Ltd.                       57,940              379
  Harmony Gold Mining Co., Ltd. SA                     7,090               46
  Gold Fields Ltd.                                   142,300              683
  Impala Platinum Holdings Ltd.                       24,570            1,153
-----------------------------------------------------------------------------
                                                                       11,901
-----------------------------------------------------------------------------
OIL & GAS
  Sasol Ltd.                                         254,970            2,242
-----------------------------------------------------------------------------
PAPER & FOREST PRODUCTS
  Sappi Ltd.                                          52,800              529
  Sappi Ltd. ADR                                      10,270              105
-----------------------------------------------------------------------------
                                                                          634
-----------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  M-Cell Ltd.                                        206,340              227
-----------------------------------------------------------------------------
                                                                       19,016
=============================================================================
SOUTH KOREA (19.3%)
AUTO COMPONENTS
  Hyundai Mobis                                      129,180            1,859
-----------------------------------------------------------------------------
AUTOMOBILES
  Hyundai Motor Co., Ltd.                             70,530            1,444
-----------------------------------------------------------------------------
BANKS
  Hana Bank                                           29,286              377
  Kookmin Bank                                        79,959            3,032
  Shinhan Financial Group Co., Ltd.                  146,850 (a)        1,962
-----------------------------------------------------------------------------
                                                                        5,371
-----------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING
  LG Engineering & Construction Co., Ltd.            129,950            1,395
-----------------------------------------------------------------------------
DIVERSIFIED FINANCIALS
  Good Morning Securities Co., Ltd.                   92,870 (a)          407
  Kookmin Credit Card Co., Ltd.                       21,400              815
  LG Investment & Securities Co. Ltd.                 50,590 (a)          574
  Samsung Securities Co., Ltd.                        19,860 (a)          723
-----------------------------------------------------------------------------
                                                                        2,519
-----------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES
  Korea Telecom Corp. ADR                             56,060            1,140
=============================================================================
ELECTRIC UTILITIES
  Korea Electric Power Corp.                          37,410        $     618
  Korea Electric Power Corp. ADR                      26,404              242
-----------------------------------------------------------------------------
                                                                          860
-----------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
  Samsung Electro - Mechanics Co., Ltd.               37,727            1,258
-----------------------------------------------------------------------------
FOOD PRODUCTS
  Tongyang Confectionery Co.                          14,000              358
-----------------------------------------------------------------------------
HOUSEHOLD DURABLES
  Humax Co., Ltd.                                     74,276            1,795
  LG Electronics  Ltd.                                72,960            1,378
-----------------------------------------------------------------------------
                                                                        3,173
-----------------------------------------------------------------------------
HOUSEHOLD PRODUCTS
  LG Household & Health Care Ltd.                     18,790 (a)          413
-----------------------------------------------------------------------------
MEDIA
  Cheil Communications, Inc.                           7,720              793
-----------------------------------------------------------------------------
METALS & MINING
  Pohang Iron & Steel Co., Ltd.                       21,310            1,979
-----------------------------------------------------------------------------
MULTILINE RETAIL
  Shinsegae Co., Ltd.                                  2,900              307
-----------------------------------------------------------------------------
PHARMACEUTICALS
  Yuhan Corp.                                          3,884              185
-----------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
  Samsung Electronics Co., Ltd.                       46,192            9,812
  Samsung Electronics Co., Ltd. (Preferred)            7,990              690
-----------------------------------------------------------------------------
                                                                       10,502
-----------------------------------------------------------------------------
TOBACCO
  Korea Tobacco & Ginseng Corp.                       56,000 (a,b)        434
-----------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  SK Telecom Co., Ltd.                                21,770            4,442
  SK Telecom Co., Ltd. ADR                            15,400              333
-----------------------------------------------------------------------------
                                                                        4,775
-----------------------------------------------------------------------------
                                                                       38,765
=============================================================================
TAIWAN (12.9%)
BANKS
  Bank Sinopac                                     1,548,000 (a)          646
  Chinatrust Commercial Bank                       2,715,748            1,630
  Fubon Financial Holding Co., Ltd                   914,087 (a)          795
  Taipei Bank                                        581,000              435
-----------------------------------------------------------------------------
                                                                        3,506
-----------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
  Accton Technology Corp.                            430,000 (a)        1,106
=============================================================================

    The accompanying notes are an integral part of the financial statements.

                                                                              9


                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      FINANCIAL STATEMENTS
                                      DECEMBER 31, 2001

STATEMENT OF NET ASSETS(CONT'D)

                                                                        VALUE
                                                      SHARES            (000)
-----------------------------------------------------------------------------
TAIWAN (CONTINUED)
COMPUTERS & PERIPHERALS
  Ambit Microsystems Corp.                           170,719        $     786
  Asustek Computer, Inc.                             227,553              995
  Quanta Computer, Inc.                              276,000              899
-----------------------------------------------------------------------------
                                                                        2,680
-----------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
  AU Optronics Corp.                                 520,000 (a)          556
  Hon Hai Precision Industry  Co., Ltd.              411,843            1,883
-----------------------------------------------------------------------------
                                                                        2,439
-----------------------------------------------------------------------------
FOOD & DRUG RETAILING
  President Chain Store Corp.                        227,782              482
-----------------------------------------------------------------------------
METALS & MINING
  China Steel Corp.                                  698,840              273
-----------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS
  Advanced Semiconductor Engineering, Inc.           280,000 (a)          260
  Siliconware Precision Industries Co.               836,692 (a)          739
  Sunplus Technology Co Ltd.                         135,500              418
  Taiwan Semiconductor Manufacturing Co., Ltd.     3,299,122 (a)        8,255
  United Microelectronics Corp.                    2,826,730 (a)        4,121
-----------------------------------------------------------------------------
                                                                       13,793
-----------------------------------------------------------------------------
TEXTILES & APPAREL
  Formosa Chemicals & Fibre Corp.                  1,139,720              766
-----------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  Taiwan Cellular Corp.                              695,818 (a)          931
-----------------------------------------------------------------------------
                                                                       25,976
=============================================================================
THAILAND (1.4%)
CONSTRUCTION MATERIALS
  Siam Cement Public Co., Ltd.                        27,500 (a)          289
-----------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS
  Delta Electronics (Thailand) PCL (Foreign)       1,152,260 (b)          729
-----------------------------------------------------------------------------
OIL & GAS
  PTT Exploration & Production PCL                   177,200              449
=============================================================================
WIRELESS TELECOMMUNICATION  SERVICES
  Advanced Info Service PCL (Foreign)                686,000              632
  Shin Corp. PCL                                   1,770,000 (a)          624
-----------------------------------------------------------------------------
                                                                        1,256
-----------------------------------------------------------------------------
                                                                        2,723
=============================================================================
TURKEY (2.7)%
BANKS
  Akbank TAS                                     165,742,800        $     526
  Turkiye Garanti Bankasi AS                     123,412,000 (a)          225
  Turkiye Is Bankasi                              54,121,000              302
  Yapi ve Kredi Bankasi AS                       377,590,975 (a)        1,159
  Yapi ve Kredi Bankasi AS GDR                        31,350 (a)           96
-----------------------------------------------------------------------------
                                                                        2,308
-----------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT
  Netas Northern Electric Telekomunikasyon AS      9,595,059              337
-----------------------------------------------------------------------------
DIVERSIFIED FINANCIALS
  Haci Omer Sabanci Holding AS                   104,609,000 (a)          570
  Koc Holding                                      5,495,000              144
-----------------------------------------------------------------------------
                                                                          714
-----------------------------------------------------------------------------
HOUSEHOLD DURABLES
  Arcelik AS                                      15,275,000              161
  Vestel Elektronik Sanayi ve Ticaret AS         155,610,836 (a)          397
-----------------------------------------------------------------------------
                                                                          558
-----------------------------------------------------------------------------
INSURANCE
  Aksigorta AS                                    57,867,000              479
-----------------------------------------------------------------------------
OIL & GAS
  Tupras-Turkiye Petrol Rafinerileri AS           41,052,200              347
-----------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES
  Turkcell Iletisim Hizmetleri AS                 77,657,534 (a)          666
  Turkcell Iletisim Hizmetleri AS ADR                  3,109 (a)           64
-----------------------------------------------------------------------------
                                                                          730
-----------------------------------------------------------------------------
                                                                        5,473
=============================================================================
TOTAL COMMON STOCKS
  (Cost $203,509)                                                     192,974
=============================================================================

                                                         NO. OF
                                                          UNITS
=============================================================================
UNITS (0.1%)
=============================================================================
RUSSIA (0.1%)
  Storyfirst Communications, Inc.,
    First Section, Tranche I (Convertible)               639 (a,b)        186
  Storyfirst Communications, Inc.,
    Second Section, Tranche II (Convertible)             152 (a,b)         44
  Storyfirst Communications, Inc.,
    Tranche IV (Convertible)                             207 (a,b)         60
-----------------------------------------------------------------------------
TOTAL UNITS
  (Cost $1,192)                                                           290
=============================================================================

    The accompanying notes are an integral part of the financial statements.

10


                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      FINANCIAL STATEMENTS
                                      DECEMBER 31, 2001
STATEMENT OF NET ASSETS(CONT'D)

                                                                        VALUE
                                                      SHARES            (000)
=============================================================================
INVESTMENT COMPANIES (0.7%)
=============================================================================
INDIA (0.7%)
  Morgan Stanley Growth Fund                       6,881,400 (d)    $   1,256
-----------------------------------------------------------------------------
OTHER - AFRICA(0.0%)
  Morgan Stanley Africa Investment Fund, Inc.          5,121 (d)           36
-----------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES
  (Cost $1,422)                                                         1,292
=============================================================================

                                                           FACE
                                                         AMOUNT
                                                          (000)
---------------------------------------------------------------------------------
DEBT INSTRUMENTS (0.0%)
=================================================================================
INDIA (0.0%)
METALS & MINING
  DCM Shriram Investments Ltd. 0.00%, 2/12/02    INR            330 (b,e)      --@
  DCM Shriran Industrials  0.00%, 2/21/01                       335 (b,e)      --@
  Shri Ishar Alloy Steels Ltd. 15.00%, 4/21/01                  581 (b,e)      --@
---------------------------------------------------------------------------------
TOTAL DEBT INSTRUMENTS
(Cost $1,496)                                                                  --@
=================================================================================

SHORT-TERM INVESTMENTS(3.1%)
=================================================================================
UNITED STATES(3.1%)
REPURCHASE AGREEMENT
  J.P. Morgan Securities Inc., 1.63%, dated
    12/31/01, due 1/2/02
  (Cost $6,307)                                   $           6,307 (f)     6,307
=================================================================================
FOREIGN CURRENCY ON DEPOSIT WITH
CUSTODIAN(0.8%)
=================================================================================
Argentine Peso                                   ARS             10            10
Brazilian Real                                   BRL             66            28
British Pound                                    GBP            309           449
Euro                                             EUR             43            38
Hong Kong Dollar                                 HKD             --            --@
Hungarian Forint                                 HUF            275             1
Indian Rupee                                     INR          4,418            92
Mexican Peso                                     MXN            244            27
South African Rand                               ZAR          4,846           389
South Korean Won                                 KRW            102            --@
Taiwan Dollar                                    TWD         15,831           454
Turkish Lira                                     TRL     60,156,244            42
=================================================================================
TOTAL FOREIGN CURRENCY
  (Cost $1,535)                                                             1,530
=================================================================================


                                                                    VALUE
                                                                    (000)
=========================================================================
TOTAL INVESTMENTS (100.6%)
(Cost $215,461)                                                $  202,393
=========================================================================
                                               AMOUNT
                                                (000)
OTHER ASSETS (0.5%)
  Receivable for Investments Sold            $    560
  Tax Reclaim Receivable                          143
  Dividends Receivable                            341
  Other                                             1               1,045
=========================================================================
LIABILITIES (-1.1%)
  Payable For:
  Net Unrealized Loss on Foreign Currency
    Exchange Contracts                           (941)
  Investments Purchased                          (422)
  Custodian Fees                                 (299)
  Investment Advisory Fees                       (204)
  Bank Overdraft                                 (157)
  Directors' Fees and Expenses                    (77)
  Administrative Fees                             (56)
  Professional Fees                               (38)
  Shareholder Reporting Expenses                  (37)
  Other Liabilities                               (90)         $   (2,321)
=========================================================================
NET ASSETS (100.0%)
  Applicable to 18,839,604, issued and
    outstanding $ 0.01 par value shares
    (100,000,000 shares authorized)                            $  201,117
=========================================================================
NET ASSET VALUE PER SHARE                                      $    10.68
=========================================================================
AT DECEMBER 31, 2001, NET ASSETS CONSISTED OF:
  Common Stock                                                 $      188
  Paid-in Capital                                                 293,233
  Accumulated Net Investment Loss                                    (451)
  Accumulated Net Realized Loss                                   (79,286)
  Unrealized Depreciation on Investments and
    Foreign Currency Translations                                 (12,567)
=========================================================================
TOTAL NET ASSETS                                               $  201,117
=========================================================================

(a) -- Non-income producing.
(b) -- Investments valued at fair value- see Note A-1 to financial statements. At December 31, 2001, the Portfolio held $4,332,000 of fair-valued securities, representing 2.2% of net assets.
(c) -- 144A Security - certain conditions for public sale may exist.

    The accompanying notes are an integral part of the financial statements.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      FINANCIAL STATEMENTS
                                      DECEMBER 31, 2001

STATEMENT OF NET ASSETS(CONT'D)

(d) -- Fund is advised by an affiliate.
(e) -- Security is in default.
(f) -- The repurchase agreement is fully collateralized by U.S.government and/or obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
 @ -- Value less than $500.
 ADR -- American Depositary Receipt
 GDR -- Global Depositary Receipt
 INR -- Indian Rupee
 MXN -- Mexican Peso
 THB -- Thai Baht
 ZAR -- South African Rand

===============================================================================
FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

  The Fund had the following foreign currency exchange contracts open at period end:

   CURRENCY                                  IN                    NET
         TO                            EXCHANGE             UNREALIZED
    DELIVER         VALUE SETTLEMENT        FOR     VALUE    GAIN/LOSS
      (000)         (000)       DATE      (000)     (000)        (000)
===============================================================================
$          9      $     9   1/02/02  ZAR    107   $     9     $    --@
$         17           17   1/02/02  INR    827        17          --@
$      5,272        5,272   1/18/02  MXN 49,557     5,409         137
MXN   45,933        5,014   1/18/02  $    4,530     4,530        (484)
MXN   58,434        6,378   1/18/02  $    5,790     5,790        (588)
THB      841           19   1/02/02  $       19        19          --@
THB      675           15   1/03/02  $       15        15          --@
THB      989           22   1/04/02  $       22        22          --@
THB      989           22   1/04/02  $       22        22          --@
ZAR    1,943          162   1/02/02  $      157       157          (5)
ZAR    3,872          323   1/03/02  $      322       322          (1)
ZAR      238           20   1/07/02  $       20        20          --@
ZAR      140           12   1/08/02  $       12        12          --@
-----------------------------------------------------------------------
                  $17,285                         $16,344     $  (941)
-----------------------------------------------------------------------

            SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY
               CLASSIFICATION -- DECEMBER 31, 2001

                                                     PERCENT
                                             VALUE    OF NET
INDUSTRY                                     (000)    ASSETS
------------------------------------------------------------
Aerospace & Defense                      $     589      0.3%
Airlines                                       304      0.2
Auto Components                              1,859      0.9
Automobiles                                  3,291      1.6
Banks                                       21,677     10.8
Beverages                                    5,247      2.6
Chemicals                                      425      0.2
Communications Equipment                     2,598      1.3
Computers & Peripherals                      2,793      1.4
Construction & Engineering                   2,132      1.1
Construction Materials                       2,392      1.2
Diversified Financials                       4,859      2.4
Diversified Telecommunication Services      15,827      7.9
Electric Utilities                           8,921      4.4
Electrical Equipment                           410      0.2
Electronic Equipment & Instruments           4,426      2.2
Food & Drug Retailing                          482      0.2
Food Products                                  358      0.2
Hotels Restaurants & Leisure                   969      0.5
Household Durables                           3,731      1.9
Household Products                           1,988      1.0
Industrial Conglomerates                     2,322      1.2
Insurance                                    1,180      0.6
Internet Software & Services                   829      0.4
Investment Companies                         1,292      0.7
IT Consulting & Services                     1,955      1.0
Media                                        3,840      1.9
Metals & Mining                             17,519      8.7
Multiline Retail                             4,795      2.4
Oil & Gas                                   15,268      7.6
Paper & Forest Products                      2,447      1.2
Pharmaceuticals                              6,290      3.1
Road & Rail                                    328      0.2
Semiconductor Equipment & Products          24,572     12.2
Software                                     1,486      0.7
Textiles & Apparel                             766      0.4
Tobacco                                      2,903      1.4
Transportation Infrastructure                  816      0.4
Wireless Telecommunication Services         20,669     10.3
Other                                        7,838      3.7
------------------------------------------------------------
                                         $ 202,393    100.6%
============================================================

    The accompanying notes are an integral part of the financial statements.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      FINANCIAL STATEMENTS

                                                                                               YEAR ENDED
                                                                                        DECEMBER 31, 2001
STATEMENT OF OPERATIONS                                                                             (000)
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends (net of $202 of foreign taxes withheld)                                       $        3,666
  Interest                                                                                           412
=========================================================================================================
     TOTAL INCOME                                                                                  4,078
=========================================================================================================
EXPENSES
  Investment Advisory Fees                                                                         2,464
  Custodian Fees                                                                                     445
  Administrative Fees                                                                                246
  Professional Fees                                                                                  152
  Country Tax Expense                                                                                112
  Shareholder Reporting Expenses                                                                      93
  Transfer Agent Fees                                                                                 34
  Directors' Fees and Expenses                                                                        19
  Other Expenses                                                                                      94
=========================================================================================================
     TOTAL EXPENSES                                                                                3,659
=========================================================================================================
       NET INVESTMENT INCOME                                                                         419
=========================================================================================================
NET REALIZED GAIN (LOSS) ON:
  Investments (net of foreign tax expense of $91)                                                (59,706)
  Foreign Currency Transactions                                                                     (380)
=========================================================================================================
    NET REALIZED LOSS                                                                            (60,086)
=========================================================================================================
CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
  Investments                                                                                     52,641
  Foreign Currency Translations                                                                     (777)
=========================================================================================================
       CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION                                             51,864
=========================================================================================================
TOTAL NET REALIZED LOSS AND CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION                        (8,222)
=========================================================================================================
  NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $       (7,803)
=========================================================================================================

                                                                            YEAR ENDED        YEAR ENDED
                                                                     DECEMBER 31, 2001 DECEMBER 31, 2000
STATEMENT OF CHANGES IN NET ASSETS                                               (000)             (000)
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                              $     419         $  (2,789)
  Net Realized Gain (Loss)                                                    (60,086)           53,521
  Change in Unrealized Appreciation/Depreciation                               51,864           211,820)
========================================================================================================
    NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                       (7,803)          161,088)
========================================================================================================
Distributions:
  Net Realized Gain                                                                --           (25,127)
  In Excess of Net Realized Gain                                                   --           (19,597)
========================================================================================================
    TOTAL DISTRIBUTIONS                                                            --           (44,724)
========================================================================================================
Capital Share Transactions:
  Repurchase of Shares (494,740 and 1,160,400 shares, respectively)            (4,285)          (16,778)
========================================================================================================
  TOTAL DECREASE                                                              (12,088)          222,590)
========================================================================================================
Net Assets:
  Beginning of Period                                                         213,205           435,795
========================================================================================================
  END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS OF ($451) AND
   ($1,375), RESPECTIVELY)                                                  $ 201,117         $ 213,205
========================================================================================================

    The accompanying notes are an integral part of the financial statements.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS

                                                                      YEAR ENDED DECEMBER 31,
                                    -------------------------------------------------------------------------------
                                                  2001           2000         1999           1998            1997
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $   11.03      $   21.26    $   10.33      $   15.52       $   15.69
-------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                      0.03          (0.15)       (0.03)          0.04            0.03
Net Realized and Unrealized Gain (Loss) on
  Investments                                    (0.43)         (8.04)       10.87          (3.05)          (0.18)
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations             (0.40)         (8.19)       10.84          (3.01)          (0.15)
-------------------------------------------------------------------------------------------------------------------
Distributions:
  Net Investment Income                             --             --           --          (0.10)          (0.01)
  In Excess of Net Investment Income                --             --           --          (0.01)             --
  Net Realized Gain                                 --          (1.30)          --             --           (0.01)
  In Excess of Net Realized Gain                    --          (1.01)          --          (2.18)             --
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                             --          (2.31)          --          (2.29)          (0.02)
-------------------------------------------------------------------------------------------------------------------
Anti--Dilutive Effect of Shares Repurchased       0.05           0.27         0.09           0.11              --
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $   10.68      $   11.03    $   21.26      $   10.33       $   15.52
===================================================================================================================
PER SHARE MARKET VALUE, END OF PERIOD        $    8.63      $    8.75    $   16.31      $    8.13       $   13.06
===================================================================================================================
TOTAL INVESTMENT RETURN:
  Market Value                                   (1.37)%       (34.60)%     100.77%        (24.88)%         (5.75)%
  Net Asset Value (1)                            (3.17)%       (36.74)%     105.81%        (19.61)%         (0.97)%
===================================================================================================================
RATIOS, SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (THOUSANDS)        $ 201,117      $ 213,205    $ 435,795      $ 221,609       $ 354,137
-------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets           1.85%          1.64%        1.76%          1.96%           1.84%
Ratio of Net Investment Income to Average         0.21%         (0.73)%      (0.20)%         0.36%           0.15%
  Net Assets
Portfolio Turnover Rate                             83%            81%         121%           101%             90%
-------------------------------------------------------------------------------------------------------------------

(1) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

    The accompanying notes are an integral part of the financial statements.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS

     The Morgan Stanley Emerging Markets Fund, Inc. (the "Fund") was incorporated on August 27, 1991 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is long-term capital appreciation through investments primarily in equity securities.

A. ACCOUNTING POLICIES: The following significant accounting policies, which are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: In valuing the Fund's assets, all listed securities for which market quotations are readily available are valued at the last sales price on the valuation date, or if there was no sale on such date, at the mean between the current bid and asked prices. Securities which are traded over-the-counter are valued at the mean of current bid and asked prices obtained from reputable brokers. Short-term securities which mature in 60 days or less are valued at amortized cost. All other securities and assets for which market values are not readily available (including investments which are subject to limitations as to their sale, if any) are valued at fair value as determined in good faith under procedures approved by the Board of Directors.

2. TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for U.S. Federal income taxes is required in the financial statements.

     The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

3. REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements under which the Fund lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities (collateral), with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/ or retention of the collateral or proceeds may be subject to legal proceedings.

4. FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

     - investments, other assets and liabilities - at the prevailing rates of exchange on the valuation date;

     - investment transactions and investment income - at the prevailing rates of exchange on the dates of such transactions.

     Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to securities transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

     Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Net Assets. The change in net unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS (CONT'D)

     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Fund may use derivatives to achieve its investment objectives. The Fund may engage in transactions in futures contracts on foreign currencies, stock indices, as well as in options, swaps and structured notes. Consistent with the Fund's investment objectives and policies, the Fund may use derivatives for non-hedging as well as hedging purposes.

Following is a description of derivative instruments that the Fund may utilize and their associated risks:

5. FOREIGN CURRENCY EXCHANGE CONTRACTS: The Fund may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and, in certain situations, to gain exposure to a foreign currency. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

6. FORWARD COMMITMENTS AND WHEN-ISSUED/DELAYED DELIVERY SECURITIES: The Fund may make forward commitments to purchase or sell securities. Payment and delivery for securities which have been purchased or sold on a forward commitment basis can take place a month or more (not to exceed 120 days) after the date of the transaction. Additionally, the Fund may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, it either establishes a segregated account in which it maintains liquid assets in an amount at least equal in value to the Fund's commitments to purchase such securities or denotes such assets as segregated on the Fund's records. Purchasing securities on a forward commitment or when-issued or delayed-delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.

7. SWAP AGREEMENTS: The Fund may enter into swap agreements to exchange the return generated by one security, instrument or basket of instruments for the return generated by another security, instrument or basket of instruments. The following summarizes swaps which may be entered into by the Fund:

     INTEREST RATE SWAPS: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

     TOTAL RETURN SWAPS: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statement of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statement of Operations.

     Realized gains or losses on maturity or termination of interest rate and total return swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the value reported in the Statement of Net Assets may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received and/or favorable movements

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS (CONT'D)

     in the value of the underlying security, instrument or basket of instruments, if any, at the date of default.

     Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Net Assets.

8. FUTURES: The Fund may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations.

     The Fund may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

9. STRUCTURED SECURITIES: The Fund may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity of specified instruments and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. Structured Securities generally will expose the Fund to credit risks of the underlying instruments as well as of the issuer of the Structured Security. Structured Securities are typically sold in private placement transactions with no active trading market. Investments in Structured Securities may be more volatile than their underlying instruments, however, any loss is limited to the amount of the original investment.

10. OVER-THE-COUNTER TRADING: Securities and other derivative instruments that may be purchased or sold by the Fund may consist of instruments not traded on an exchange. The risk of nonperformance by the obligor on such an instrument may be greater, and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an instrument may be less, than in the case of an exchange-traded instrument. In addition, significant disparities may exist between bid and asked prices for derivative instruments that are not traded on an exchange. Derivative instruments not traded on exchanges are also not subject to the same type of government regulation as exchange traded instruments, and many of the protections afforded to participants in a regulated environment may not be available in connection with such transactions.

During the year ended December 31, 2001, the Fund's investments in derivative instruments described above included foreign currency exchange contracts only.

11. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-dividend date, net of applicable withholding taxes.

     The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

     Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

     Permanent book and tax basis differences may result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital.

     Adjustments for permanent book-tax differences, if any, are not reflected in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

B. ADVISER: Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Dean Witter Investment Management Inc.) (the "Adviser") provides investment advisory services to the Fund under the terms of an Investment Advisory Agreement (the "Agreement"). Under the Agreement, the Adviser is paid a fee computed

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS (CONT'D)

weekly and payable monthly at an annual rate of 1.25% of the Fund's average weekly net assets.

C. ADMINISTRATOR: JPMorgan Chase Bank, through its corporate affiliate J.P. Morgan Investor Services Company (the "Administrator"), provides administrative services to the Fund under an Administration Agreement. Under the Administration Agreement, the Administrator is paid a fee computed weekly and payable monthly at an annual rate of 0.08% of the Fund's average weekly net assets, plus $65,000 per annum. In addition, the Fund is charged for certain out-of-pocket expenses incurred by the Administrator on its behalf.

D. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund. Custody fees are payable monthly based on assets held in custody, investment purchase and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

E. OTHER: During the year ended December 31, 2001, the Fund made purchases and sales totaling approximately $155,969,000 and $156,051,000, respectively, of investment securities other than long-term U.S. Government securities and short-term investments. There were no purchases or sales of long-term U.S. Government securities. At December 31, 2001, the U.S. Federal income tax cost basis of investments (excluding foreign currency) was $221,782,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $20,919,000 of which $18,336,000 related to appreciated securities and $39,255,000 related to depreciated securities. At December 31, 2001, the Fund had a capital loss carry-forward for U.S. Federal income tax purposes of approximately $65,987,000 available to offset future capital gains of which $65,987,000 will expire on December 31, 2009. Net capital and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2001, the Fund deferred to January 1, 2002, for U.S. Federal income tax purposes, post-October passive foreign investment company losses of $30,000, post-October currency losses of $151,000 and post-October capital losses of $5,953,000. The realized gain distribution amount shown in the Statement of Changes in Net Assets for the year ended December 31, 2001 includes short-term realized gains which are treated as ordinary income for tax purposes of $7,848.

A substantial portion of the Fund's net assets consist of securities of issuers located in emerging markets or which are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than U.S. securities. In addition, emerging market issuers may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty. Such securities may be concentrated in a limited number of countries and regions and may vary throughout the year. Accordingly, the price which the Fund may realize upon sale of securities in such markets may not be equal to its value as presented in the financial statements.

Each Director of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Directors' Deferred Compensation Plan (the "Plan"). Under the Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred portions are treated, based on an election by the Director, as if they were either invested in the Fund's shares or invested in U.S. Treasury Bills, as defined under the Plan. At December 31, 2001, the deferred fees payable, under the Plan, totaled $75,000 and are included in Payable for Directors' Fees and Expenses on the Statement of Net Assets.

For the year ended December 31, 2001, the Fund incurred $17,000 of brokerage commissions with Morgan Stanley & Co. Incorporated, an affiliate of the Adviser.

On July 30, 1998, the Fund commenced a share repurchase program for purposes of enhancing shareholder value and reducing the discount at which the Fund's shares traded from their net asset value. For the year ended December 31, 2001, the Fund repurchased 494,740 of its shares at an average discount of 17.74% from net asset value per share. Since the inception of the program, the Fund has repurchased 3,984,740 of its shares at an average discount of 20.59% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

F. SUPPLEMENTAL PROXY INFORMATION (UNAUDITED):

The Annual Meeting of the Stockholders of the Fund was held on October 11, 2001. The following is a summary of the proposal presented and the total number of shares voted:

PROPOSAL:

1. To elect the following Directors:

                                     VOTES IN     VOTES
                                     FAVOR OF     AGAINST
-------------------------------------------------------------
Joseph J. Kearns                     15,429,305   958,884
Michael Nugent                       15,425,591   962,598
C. Oscar Morong, Jr.                 15,421,691   966,498
Vincent R. McLean                    15,421,991   966,198
Thomas P. Gerrity                    15,441,597   946,592

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      DECEMBER 31, 2001

INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
MORGAN STANLEY EMERGING MARKETS FUND, INC.

We have audited the accompanying statement of net assets of Morgan Stanley Emerging Markets Fund, Inc. (the "Fund") as of December 31, 2001, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended December 31, 1999 were audited by other auditors whose report, dated February 18, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Emerging Markets Fund, Inc. at December 31, 2001, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
February 11, 2002

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      OVERVIEW

DIRECTOR AND OFFICER INFORMATION (UNAUDITED)

INDEPENDENT DIRECTORS:

                                                                                           NUMBER OF
                                         TERM OF                                           PORTFOLIOS IN
                                         OFFICE AND                                        FUND
                           POSITION(S)   LENGTH OF                                         COMPLEX
NAME, AGE AND ADDRESS OF   HELD WITH     TIME       PRINCIPAL OCCUPATION(S) DURING PAST 5  OVERSEEN BY   OTHER DIRECTORSHIPS HELD
DIRECTOR                   REGISTRANT    SERVED*    YEARS                                  DIRECTOR**    BY DIRECTOR
------------------------   -----------   ---------- -------------------------------------  ------------- ---------------------------
John D. Barrett II (66)    Director      Director   Chairman and Director of Barrett       78            Director of the Ashforth
565 Fifth Avenue                         since      Associates, Inc. (investment                         Company (real estate).
New York, NY 10017                       2000       counseling).

Thomas P. Gerrity (60)     Director      Director   Professor of Management, formerly      78            Director, ICG Commerce,
219 Grays Lane                           since      Dean, Wharton School of Business,                    Inc.; Sunoco; Fannie Mae;
Haverford, PA 19041                      2001       University of Pennsylvania; formerly                 Reliance Group Holdings,
                                                    Director, IKON Office Solutions, Inc.,               Inc., CVS Corporation and
                                                    Fiserv, Digital Equipment Corporation,               Knight-Ridder, Inc.
                                                    Investor Force Holdings, Inc. and
                                                    Union Carbide Corporation.

Gerard E. Jones (65)       Director      Director   Of Counsel, Shipman & Goodwin,         78            Director of Tractor Supply
Shipman & Goodwin, LLP                   since      (law firm).                                          Company, Tiffany
43 Arch Street                           2000                                                            Foundation, and Fairfield
Greenwich, CT 06830                                                                                      County Foundation.

Joseph J. Kearns (59)      Director      Director   Investment consultant; formerly CFO    78            Director, Electro Rent
6287 Via Escondido                       since      of The J. Paul Getty Trust.                          Corporation and The Ford
Malibu, CA 90265                         2001                                                            Family Foundation.

Vincent R. McLean (70)     Director      Director   Formerly Executive Vice President,     78            Director, Banner Life
702 Shackamaxon Drive                    since      Chief Financial Officer, Director and                Insurance Co.; William
Westfield, NJ 07090                      2001       Member of the Executive Committee                    Penn Life Insurance
                                                    of Sperry Corporation (now part of                   Company of New York.
                                                    Unisys Corporation).

C. Oscar Morong, Jr. (66)  Director      Director   Managing Director, Morong Capital      78
1385 Outlook Drive West                  since      Management; formerly Senior Vice                     Trustee and Chairman of
Mountainside, NJ 07092                   2001       President and Investment Manager                     the mutual funds in the
                                                    for CREF, TIAA-CREF Investment                       Smith Barney/CitiFunds
                                                    Management, Inc. (investment                         fund complex; Director,
                                                    management); formerly Director, The                  Ministers and Missionaries
                                                    Indonesia Fund (mutual fund).                        Benefit Board of
                                                                                                         American Baptist Churches.

William G. Morton, Jr.(64) Director      Director   Chairman Emeritus and former Chief     78            Director of Radio Shack
100 Franklin Street                      since      Executive Officer of Boston Stock                    Corporation (electronics).
Boston, MA 02110                         1995       Exchange.

Michael Nugent (65)        Director      Director   General Partner, Triumph Capital, L.P. 207           Director of various
c/o Triumph Capital, L.P.                since      (private investment partnership);                    business organizations;
237 Park Avenue                          2001       formerly, Vice President, Bankers                    Chairman of the Insurance
New York, NY 10017                                  Trust Company and BT Capital                         Committee and Director or
                                                    Corporation                                          Trustee of the retail
                                                                                                         families of funds advised
                                                                                                         by Morgan Stanley
                                                                                                         Investment Advisors Inc.

Fergus Reid (69)           Director      Director   Chairman and Chief Executive Officer   78            Trustee and Director of
85 Charles Colman Blvd.                  since      of Lumelite Plastics Corporation.                    approximately 30
Pawling, NY 12564                        2000                                                            investment companies in
                                                                                                         the JPMorgan Funds
                                                                                                         complex managed by
                                                                                                         JPMorgan Investment
                                                                                                         Management Inc.
20


                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      OVERVIEW

DIRECTOR AND OFFICER INFORMATION (Cont'd)

INTERESTED DIRECTORS:

                                                                                           NUMBER OF
                                         TERM OF                                           PORTFOLIOS IN
                                         OFFICE AND                                        FUND
                           POSITION(S)   LENGTH OF                                         COMPLEX
NAME, AGE AND ADDRESS OF   HELD WITH     TIME       PRINCIPAL OCCUPATION(S) DURING PAST 5  OVERSEEN BY   OTHER DIRECTORSHIPS HELD
DIRECTOR                   REGISTRANT    SERVED*    YEARS                                  DIRECTOR**    BY DIRECTOR
------------------------   -----------   ---------- -------------------------------------  ------------- ---------------------------
Barton M. Biggs (69)       Chairman      Chairman   Chairman, Director and Managing        78            Member of the Yale
1221 Avenue of the         and Director  and        Director of Morgan Stanley                           Development Board
Americas                                 Director   Investment Management Inc.
New York NY 10020                        since      and Chairman and Director of
                                         1993       Morgan Stanley Investment
                                                    Management Limited; Managing
                                                    Director of Morgan Stanley & Co.
                                                    Incorporated; Director and Chairman
                                                    of the Board of various U.S.
                                                    registered companies
                                                    managed by Morgan Stanley
                                                    Investment Management Inc.

Ronald E. Robison (63)     President     President  Chief Global Operations Officer and    78
1221 Avenue of the         and           since      Managing Director of Morgan Stanley
Americas                                 2001 and   Investment Management, Inc. Director
New York, NY 10020                       Director   and President of various U.S.
                                         Director   registered investment companies
                                         since      managed by Morgan Stanley Investment
                                         2001       Management Inc.; Previously, Managing
                                                    Director  and Chief Operating Officer
                                                    of TCW Investment Management Company.

----------
* Each Director serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment advisor that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investments LP, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

                                      MORGAN STANLEY EMERGING MARKETS FUND, INC.

                                      OVERVIEW

DIRECTOR AND OFFICER INFORMATION (CONT'D)

OFFICERS :

                                         TERM OF
                                         OFFICE AND
                           POSITION(S)   LENGTH OF
NAME, AGE AND ADDRESS OF   HELD WITH     TIME       PRINCIPAL OCCUPATION(S) DURING PAST 5
DIRECTOR                   REGISTRANT    SERVED*    YEARS
------------------------   -----------   ---------- --------------------------------------------------------------------------
Ronald E. Robison (63)
Morgan Stanley Investment  President     President  Chief Global Operations Officer and Managing Director of Morgan Stanley
Management Inc.            and Director  since      Investment Management Inc.; Director and President of various U.S.
1221 Avenue of the                       2001 and   registered investment companies managed by Morgan Stanley
Americas                                 Director   Investment Management Inc.; Previously, Managing Director and  Chief
New York, NY 10020                       since      Operating Officer of TCW Investment Management Company.
                                         2001

Stefanie V. Chang (35)     Vice          Vice       Executive Director of Morgan Stanley & Co. Incorporated and Morgan
Morgan Stanley Investment .President     President  Stanley Investment Management Inc.; formerly, practiced law with New
Management Inc.                          since 1997 York law firm of Rogers & Wells (now Clifford Chance Rogers & Wells
1221 Avenue of the                                  LLP); Vice President of certain funds in the Fund Complex.
Americas
New York, NY 1002

Lorraine Truten (40)       Vice          Vice       Executive Director of Morgan Stanley Investment Management Inc.; Head
Morgan Stanley Investment  President     President  of Global Client Services, Morgan Stanley Investment Management Inc.;
Management Inc.                          since 2001 President, Morgan Stanley Fund Distribution, Inc. formerly, President of
1221 Avenue of the Americas                         Morgan Stanley Institutional Fund Trust; Vice President of certain funds in
New York, NY 10020                                  the Fund Complex.

Mary E. Mullin (34)        Secretary     Secretary  Vice President of Morgan Stanley & Co., Inc. and Morgan Stanley
Morgan Stanley Investment                 since     Investment Management, Inc.; formerly, practiced law with New York
Management Inc.                           1999      firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher &
1221 Avenue of the Americas                         Flom LLP; Secretary of certain funds in the Fund Complex.
New York, NY 10020

James A. Gallo (37)        Treasurer     Treasurer  Executive Director of Morgan Stanley Investment Management Inc.;
Morgan Stanley Investment                since 2001 Treasurer of certain funds in the Fund Complex; formerly, Director of Fund
Management Inc.                                     Accounting at PFPC, Inc.
1221 Avenue of the Americas
New York, NY 10020

Belinda A. Brady (34)      Assistant     Assistant  Fund Administration Senior Manager, J.P. Morgan Investor Services Co.
J.P. Morgan Investor       Treasurer     Treasurer  (formerly Chase Global Funds Services Company); and Assistant
Services Co.                             since      Treasurer of all Portfolios of the Fund. Formerly Senior Auditor at Price
73 Tremont Street                        2001       Waterhouse LLP (now PricewaterhouseCoopers LLP).
Boston, MA 02108-3913

----------
* Each Officer serves an indefinite term, until his or her successor is elected.

                                       MORGAN STANLEY EMERGING MARKETS FUND, INC

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), each shareholder will be deemed to have elected, unless Boston Equiserve (the "Plan Agent") is otherwise instructed by the shareholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in Fund shares.

Dividend and capital gain distributions will be reinvested on the reinvestment date. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value. If net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

The Plan Agent's fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant's account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant's behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although shareholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

In the case of shareholders, such as banks, brokers or nominees, which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholder as representing the total amount registered in the shareholder's name and held for the account of beneficial owners who are participating in the Plan.

Shareholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and shareholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:

Morgan Stanley Emerging Markets Fund, Inc.
Boston Equiserve
Dividend Reinvestment Unit
P.O. Box 1681
Boston, MA 02105-1681
1-800-730-6001